Related Parties - Summary of Retirement and Former Employee Benefits Granted (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Retirement	$ 7,423	$ 6,493	$ 4,917
Post-employment	325	329	166
Long-term	1,711	1,594	1,681
Total	$ 9,459	$ 8,416	$ 6,764